Compensation of Directors, Executive Officers and other key managment personnel (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current executive directors
Compensation
Compensation and benefits	$ 12	$ 13	$ 13
Executive officers
Compensation
Compensation	416	401	282
Post-employment benefits	265	265	$ 361
Loans receivable	$ 27	$ 31